                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8000

Direct Dial: (215) 564-8077
                                                           January 30, 2002

FILED VIA EDGAR
---------------

Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      The Crowley Portfolio Group, Inc. (the "Fund")
                  SEC File Nos. 33-30975, 811-5875
                  Rule 497(j) filing

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter  serves as  certification  that the form of  Prospectus  and Statement of
Additional  Information  that would have been filed under  paragraph (c) of Rule
497 would not have differed  from those  contained in  Post-Effective  Amendment
Nos. 15/17 (the "Post Effective Amendment") to the Registration Statement of the
Fund.  The Post  Effective  Amendment was filed with the Securities and Exchange
Commission electronically on January 29, 2002.

     Please direct any questions or comments  relating to this  certification to me at the above phone number.

                                                     Very truly yours,

                                                     /s/Thomas R. Phillips
                                                     ---------------------------
                                                     Thomas R. Phillips